Form N-1A Cover	Feb. 20, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Stock Dividend Fund, Inc.
Entity Central Index Key	0001288872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 20, 2025
Prospectus Date	Feb. 20, 2025